Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents
Schedule of cash and cash equivalents

	As of December 31,
In thousands of USD	2020	2021
Cash at bank and in hand	292,139	96,094
Short-term deposits	81,792	20,996
Total Cash and cash equivalents	373,931	117,090